                           SCHEDULE 14A INFORMATION

  PROXY STATEMENT PURSUANT TO SECTION 14(A) OF THE SECURITIES EXCHANGE ACT OF
                                     1934

                            (AMENDMENT NO. 1)

Filed by the Registrant [ X ]
Filed by a Party other than the Registrant [ ]

Check the appropriate box:

[X]Preliminary Proxy Statement
[_]Definitive Proxy Statement
[_]Definitive Additional Materials
[_]Soliciting Material Pursuant to (S)240.14a-11(c) or (S)240.14a-12

                              FTP SOFTWARE, INC.
               (NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)

                              FTP SOFTWARE, INC.
                  (NAME OF PERSON(S) FILING PROXY STATEMENT)

Payment of Filing Fee (check the appropriate box):

[_]$125 per Exchange Act Rules 0-11(c)(1)(ii), 14a-6(i)(1), or 14a-6(j)(2).

[_]$500 per each party to the controversy pursuant to Exchange Act Rule 14a-6(i)(3).
[_]Fee computed on table below per Exchange Act Rules 14a-6(i)(4) and 0-11.

  1) Title of each class of securities to which transaction applies:

  2) Aggregate number of securities to which transaction applies:

  3) Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11:*

  4) Proposed maximum aggregate value of transaction:

  * Set forth the amount on which the filing is calculated and state how it was determined.

[_]Check box if any part of the fee is offset as provided by Exchange Act Rule
   0-11(a)(2) and identify the filing for which the offsetting fee was paid previously. Identify the previous filing by registration statement number, or the Form or Schedule and the date of its filing.

  1) Amount previously paid:

  2) Form, Schedule or Registration Statement No.:

  3) Filing Party:

  4) Date Filed:

Notes:

                              FTP SOFTWARE, INC.

                      100 BRICKSTONE SQUARE, FIFTH FLOOR
                         ANDOVER, MASSACHUSETTS 01810

                               ----------------

   NOTICE OF SPECIAL MEETING IN LIEU OF ANNUAL MEETING OF STOCKHOLDERS

                             AUGUST 22, 1996

                               ----------------

  A Special Meeting in Lieu of the 1996 Annual Meeting of Stockholders of FTP Software, Inc. (the "Meeting") will be held at the Andover Country Club, 60 Canterbury Street, Andover, Massachusetts at 10:00 a.m., local time, on Thursday, August 22, 1996, for the following purposes:

   1.  To elect three Class III directors;

   2. To approve an amendment to the FTP Software, Inc. Restated Articles of Organization, as amended, to increase the number of authorized shares of FTP Software, Inc. Common Stock from 50,000,000 to 100,000,000 shares;

   3.  To approve the FTP Software, Inc. 1996 Executive Equity Incentive
       Plan; and

   4. To transact any other business that may properly come before the Meeting or any postponement or adjournment thereof.

  Stockholders of record at the close of business on July 25, 1996 are entitled to notice of, and to vote at, the Meeting.

  WHETHER OR NOT YOU PLAN TO BE PERSONALLY PRESENT AT THE MEETING, PLEASE COMPLETE, DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE. IF YOU LATER DESIRE TO REVOKE YOUR PROXY, YOU MAY DO SO AT ANY TIME BEFORE IT IS EXERCISED.

                                          By Order of the Board of Directors

                                          Douglas F. Flood
                                          Clerk

Andover, Massachusetts

July 26, 1996

        SPECIAL MEETING IN LIEU OF ANNUAL MEETING OF STOCKHOLDERS

                             AUGUST 22, 1996

                               ----------------

                                PROXY STATEMENT

                               ----------------

  The enclosed proxy is solicited on behalf of the Board of Directors of FTP Software, Inc. ("FTP Software" or the "Company") to be voted at the Special Meeting in Lieu of the 1996 Annual Meeting of Stockholders of the Company to be held at the Andover Country Club, 60 Canterbury Street, Andover, Massachusetts on Thursday, August 22, 1996, at 10:00 a.m., local time, and at any postponement or adjournment thereof (the "Meeting").

  Shares of the Company's common stock, par value $.01 per share ("Common Stock"), represented by proxies in the form enclosed, if properly executed and returned and not revoked, will be voted as specified, but where no specification is made, the shares will be voted for the election as Directors of the nominees named below, in favor of the proposal to approve the amendment to the Company's Restated Articles of Organization, as amended (the "Charter"), described below (the "Charter Amendment Proposal") and in favor of the proposal to approve the FTP Software, Inc. 1996 Executive Equity Incentive Plan (the "Executive Incentive Plan") described below (the "Executive Incentive Plan Proposal"). To be voted, proxies must be filed with the Clerk of the Company prior to voting. Each stockholder who has given a proxy may revoke it any time before it is exercised at the Meeting, by (i) delivering to the Clerk of the Company a written notice, bearing a date later than the date of the proxy, stating that the proxy is revoked, (ii) signing and so delivering a proxy relating to the same shares and bearing a later date prior to the vote at the Meeting or (iii) attending the Meeting and voting in person (although attendance at the Meeting will not, by itself, revoke a proxy).

  The Annual Report to Stockholders for FTP Software's fiscal year ended December 31, 1995 accompanies this Proxy Statement. This Proxy Statement and the enclosed proxy are first being mailed to stockholders on or about July 29, 1996.The principal executive offices of FTP Software are located at 100 Brickstone Square, Fifth Floor, Andover, Massachusetts 01810.

  The cost of solicitation of proxies, which will primarily be by mail, will be borne by FTP Software. Directors, officers and employees of FTP Software may also solicit proxies by telephone or telecopy, or in person. Such Directors, officers and employees will not receive additional compensation for such solicitation but may be reimbursed for out-of-pocket expenses incurred in connection therewith. The Company has retained Morrow & Company, Inc. to assist in the solicitation of proxies for the Meeting, at a cost to the Company of approximately $6,000, plus reimbursement of reasonable expenses. FTP Software will reimburse banks, brokerage firms and other custodians, nominees and fiduciaries holding shares of Common Stock for reasonable expenses incurred by them in sending proxy materials to the beneficial owners of such shares.

  Only holders of record of the Common Stock at the close of business on July 25, 1996 (the "Record Date") are entitled to notice of and to vote at the
Meeting. There were    shares of Common Stock outstanding on that date, each
of which is entitled to one vote on each matter to come before the Meeting.

                             ELECTION OF DIRECTORS

  Unless otherwise instructed, the persons named in the enclosed proxy intend to vote each share of Common Stock as to which a proxy has been properly executed and returned and not revoked, in favor of the election as Directors of the three nominees named below (the "Nominees"), each of whom is now a Director of FTP Software.

  The Charter and the Company's Amended and Restated By-laws (the "Bylaws") provide for the classification of the Company's Board of Directors (the "Board of Directors" or the "Board") into three classes, as nearly equal in number as possible, with the terms of such classes staggered so that only one class is elected each year, in each case for a three-year term or until a successor to each Director in such class is duly elected and qualified. The Board of Directors presently consists of eight persons. Of such persons, three are serving as Class III Directors. The term of each of the current Class III Directors will expire at the Meeting, and three Class III Directors are to be elected at the Meeting to serve for a term of three years expiring at the 1999 Annual Meeting of Stockholders or until their respective successors are duly elected and qualified.

  It is expected that each of the Nominees will be able to serve, but if any Nominee is unable to serve, all proxies will be voted either for a substitute nominee designated by the Board of Directors or to reduce the number of directors constituting the whole Board of Directors, as determined by the persons named in the enclosed proxy in their discretion, unless instructions are given to the contrary. The name, age and other information relating to the Nominees and to the other Directors of the Company are as follows:

                           NOMINEES FOR ELECTION AS

                          CLASS III DIRECTORS--
                               TERMS EXPIRE 1999

          NAME           AGE               PRINCIPAL OCCUPATION               DIRECTOR SINCE(1)
          ----           ---               --------------------               -----------------
Vinton G. Cerf..........  52 Senior Vice President of Data Architecture of          1994
                             the Engineering Division of MCI
                             Telecommunications, Inc. since February 1994;
                             President of the Internet Society from 1992 to
                             1995; Vice President of the Corporation for
                             National Research Initiatives from 1986 through
                             February 1994.
Glenn C. Hazard(2)......  45 President and Chief Operating Officer since            1996
                             April 1996; Senior Vice President of Business
                             Transformation of Legent Corporation, a systems
                             management software company, from March to
                             December 1995; various management positions with
                             AT&T Corp. and its subsidiaries from 1983 to
                             1995, including Senior Vice President of
                             Business Transformation of AT&T Corp. from June
                             1994 to March 1995, Vice President of Business
                             Process Reengineering of AT&T Global Information
                             Systems from September 1993 to June 1994, Vice
                             President of Process Reengineering of AT&T
                             Global Business Communications Systems from
                             August 1992 to September 1993 and Director of
                             Process Reengineering of AT&T Global Business
                             Communications Systems from 1990 to August 1992.
Louise A. Mathews(3)....  51 Partner, Shaw, Pittman, Potts & Trowbridge, a          1995
                             Washington, D.C. law firm, since 1984;
                             associate, Steptoe & Johnson, from 1974 to 1984.

                                     INCUMBENT CLASS I DIRECTORS--

                                         TERMS EXPIRE 1997

          NAME           AGE               PRINCIPAL OCCUPATION               DIRECTOR SINCE(1)
          ----           ---               --------------------               -----------------
David D. Clark(3).......  53 Senior Research Scientist at the Massachusetts         1995
                             Institute of Technology Laboratory for Computer
                             Science since 1973; since the mid-1970's,
                             involved in the development of the Internet
                             protocol suite; Chairman of the Internet
                             Activities Board from 1981 to 1989; Director,
                             Proteon, Inc.
F. David Fowler.........  62 Dean of the School of Business and Public              1994
                             Management at The George Washington University
                             since July 1992; partner in the firm of KPMG
                             Peat Marwick from 1969 to 1992; member of Board
                             of Directors of KPMG Peat Marwick from 1987 to
                             1992; managing partner of KPMG Peat Marwick's
                             Washington Office from 1987 to 1991.

                                  INCUMBENT CLASS II DIRECTORS--

                                      TERMS EXPIRE 1998

          NAME           AGE               PRINCIPAL OCCUPATION               DIRECTOR SINCE(1)
          ----           ---               --------------------               -----------------
John H. Keller..........  44 Senior Vice President of Business Operations           1995
                             since August 1995; Vice President of Engineering
                             from May 1994 to August 1995; Vice President of
                             Technical Services from November 1993 to May
                             1994; from 1992 to 1993, Vice President of
                             Operations for the Spartacus Division of
                             Fibronics International, Inc.; from 1991 to
                             1992, Director of Operations for the Spartacus
                             Division of Fibronics International, Inc.; from
                             1989 to 1991, Director of Customer Service for
                             the Spartacus Division of Fibronics
                             International, Inc.; from 1986 to 1989, Customer
                             Service Manager for the Spartacus Division of
                             Fibronics International, Inc.
John A. Kimberley(4)....  48 Vice Chairman of the Company and Executive Vice        1996
                             President of Firefox Communications Inc.
                             ("Firefox"), a subsidiary of the Company, since
                             July 22, 1996; Chairman of the Board, President
                             and Chief Executive Officer of Firefox from
                             January 1990 through July 22, 1996; Managing
                             Director of the UNIX distribution subsidiary of
                             TIS Limited, a UNIX hardware and software
                             distributor, from 1986 to 1990.
David H. Zirkle.........  60 Chief Executive Officer and Chairman of the            1993
                             Board since January 1993; President from January
                             1993 to April 1996; consultant to the Company
                             from February 1992 through December 1992;
                             executive in the U.S. operations of Racal
                             Electronics, PLC, a data communications company,
                             from October 1982 to November 1991; President
                             and Chief Executive Officer of The Racal
                             Corporation, a wholly-owned subsidiary of Racal
                             Electronics, PLC, from 1986 through November
                             1991.

- - --------
(1) Dates shown indicate the year in which the individual began serving as a Director of the Company.

(2) Glenn C. Hazard was elected as a Director by the Board of Directors in April 1996, filling the vacancy created by the resignation of Robert W. Goodnow, Jr. in October 1995.

(3) In July 1995, the Board of Directors elected David D. Clark and Louise A. Mathews as members of the Board to replace David A. Bridgham and Stephen
    E. Knowles, respectively, who resigned as a Director and as a Director and officer of the Company, respectively, during such month.

(4) John A. Kimberley was elected as a Director by the Board of Directors effective July 22, 1996, pursuant to the Amended and Restated Agreement and Plan of Merger dated as of May 21, 1996 (as amended and restated, the "Firefox Merger Agreement"), among the Company, Firefox Acquisition Corp., a wholly-owned subsidiary of the Company, and Firefox.

BOARD OF DIRECTORS AND COMMITTEES

  The Board of Directors held seven meetings during the year ended December 31, 1995. Each incumbent director attended at least 75% of the Board meetings and the meetings held by committees of the Board on which he or she served during such fiscal year. The Board of Directors currently has three standing committees, the Audit Committee, the Compensation Committee and the Stock Option Committee. The Company does not have a standing Nominating Committee.

  The Audit Committee, composed of Mr. Fowler and Ms. Mathews, who was appointed by the Board to such Committee in August 1995, reviews with the Company's independent accountants and management the scope and results of the annual audit, the scope of other services provided by the Company's independent accountants, proposed changes in the Company's financial and accounting standards and principles, and the Company's policies and procedures with respect to its internal accounting, auditing and financial controls and makes recommendations to the Board of Directors on the engagement of the independent accountants, as well as other matters which may come before it or as directed by the Board of Directors. David A. Bridgham, a former member of the Audit Committee, resigned as a director of the Company in July 1995. Dr. Cerf, also a former member of the Audit Committee, stepped down from that Committee upon the appointment of Ms. Mathews in August 1995. The Audit Committee held two meetings in 1995.

  The Compensation Committee, composed of Dr. Cerf, Mr. Fowler and Ms. Mathews, who was appointed by the Board to such Committee in August 1995, administers the Company's compensation programs and performs such other duties as may from time to time be determined by the Board of Directors. Mr. Bridgham, a former member of the Compensation Committee, resigned as a director of the Company in July 1995. The Compensation Committee held four meetings in 1995.

  The Stock Option Committee was formed in December 1995 to administer the grant of options under the Company's stock option plans to employees other than executive officers, as authorized from time to time by the Compensation Committee. The Stock Option Committee, composed of Mr. Zirkle, held no meetings in 1995.

                              SECURITY OWNERSHIP

  The following table and footnotes set forth certain information regarding the beneficial ownership of the Common Stock as of July 23, 1996 by (i) each of the Company's chief executive officer, the other four most highly compensated executive officers of the Company for the year ended December 31, 1995 and one other individual who would have been included among the most highly compensated executive officers of the Company for 1995 but for the fact he was not employed as an executive officer of the Company at the end of 1995 (the "Named Executive Officers"), (ii) each of the Directors of the Company and (iii) all Directors, Named Executive Officers and other executive officers of the Company as a group. Except as otherwise indicated, each of the persons named below has sole voting power and investment power with respect to the shares of Common Stock beneficially owned by such person. The Company does not know of any person (including any "group" as that term is used in Section 13(d)(3) of the Securities Exchange Act of 1934, as amended (the "Exchange Act")) that is a beneficial owner of more than 5% of the outstanding shares of Common Stock, the only outstanding class of voting securities of the Company, except as indicated in the following table.

                                                SHARES OF COMMON
                                            STOCK BENEFICIALLY OWNED
                                            --------------------------------
                                             NUMBER OF           PERCENT OF
DIRECTORS AND NAMED EXECUTIVE OFFICERS (1)    SHARES               CLASS
- - ------------------------------------------  --------------      ------------
David H. Zirkle.........                     425,564(2)               %
Glenn C. Hazard.........                          --                  *
Dean L. Carmeris........                      40,000(3)               *
Douglas F. Flood........                      42,263(4)               *
Robert W. Goodnow,
 Jr.. ..................                     782,577                  %
John H. Keller..........                     129,210(5)               *
John A. Kimberley.......                                              %
Penny C. Leavy..........                      72,474(6)               *
Vinton G. Cerf..........                      25,000(7)               *
David D. Clark..........                       8,768(8)               *
F. David Fowler.........                      15,167(9)               *
Louise A. Mathews.......                       8,768(10)              *
All Directors, Named Ex-
 ecutive Officers and
 other executive offi-
 cers as a group (15
 persons)...............                            (11)              %

- - --------
*  Less than 1%.

 .  Mr. Goodnow resigned as a Director and officer of FTP Software in October
   1995.
 (1) The address of all Named Executive Officers and Directors is care of FTP Software, 100 Brickstone Square, Fifth Floor, Andover, Massachusetts 01810. Only the Named Executive Officers are listed individually.

 (2) Includes 423,426 shares issuable pursuant to outstanding options exercisable within 60 days.

 (3) Consists of 40,000 shares issuable pursuant to outstanding options exercisable within 60 days.

 (4) Consists of 41,450 shares issuable pursuant to outstanding options exercisable within 60 days.

 (5) Consists of 129,210 shares issuable pursuant to outstanding options exercisable within 60 days.
 (6) Includes 62,036 shares issuable pursuant to outstanding options exercisable within 60 days.

 (7) Consists of 25,000 shares issuable pursuant to outstanding options exercisable within 60 days.

 (8) Consists of 8,768 shares issuable pursuant to outstanding options exercisable within 60 days.

 (9) Includes 14,167 shares issuable pursuant to outstanding options exercisable within 60 days.

(10) Consists of 8,768 shares issuable pursuant to outstanding options exercisable within 60 days.

(11) Includes 752,825shares issuable pursuant to outstanding options exercisable within 60 days.

                             EXECUTIVE COMPENSATION

  The following table and footnotes set forth certain summary information concerning compensation paid or accrued by the Company on behalf of the Named Executive Officers for the Company's fiscal years ended December 31, 1995, December 31, 1994 and December 31, 1993.

                           SUMMARY COMPENSATION TABLE

                                         ANNUAL                  LONG-TERM
                                      COMPENSATION              COMPENSATION
                              -----------------------------  ------------------
                                                               AWARDS
                                                  OTHER      SECURITIES PAYOUTS
                                                  ANNUAL     UNDERLYING  LTIP      ALL OTHER
        NAME AND               SALARY   BONUS  COMPENSATION   OPTIONS   PAYOUTS COMPENSATION(1)
  PRINCIPAL POSITIONS    YEAR   ($)      ($)       ($)          (#)       ($)         ($)
  -------------------    ---- -------- ------- ------------  ---------- ------- ---------------
David H. Zirkle......... 1995 $300,000 $    --   $31,160(2)   500,000      --       $4,620
 Chief Executive         1994  240,192 103,282    17,319(2)        --      --        4,620
 Officer                 1993  215,827 107,500        --      560,000      --        4,031
Dean L. Carmeris........ 1995  142,500  25,000     1,012(2)   160,000      --           --
 Vice President of
 Customer Services
Douglas F. Flood........ 1995  179,673      --    11,542(2)    50,000      --        4,620
 Senior Vice President
  of                     1994  131,312  18,135     8,888(2)    77,000      --        3,383
 Business Development    1993   64,209   4,000     1,041(2)    56,000      --           --
 and Planning and Gen-
 eral Counsel
Robert W. Goodnow, Jr... 1995  135,173      --    13,050(2)        --      --        4,620
 Former Vice President
  of                     1994  165,000  70,950     1,983(2)        --      --        4,620
 Finance and Treasur-
  er(3)                  1993  165,106  82,500     1,825(2)   160,000      --        4,497
John H. Keller.......... 1995  201,776      --     5,844(2)   100,000      --        4,620
 Senior Vice President
  of                     1994  150,154  64,567        --      100,000      --        4,620
 Business Operations     1993   18,462      --        --      160,000      --           --
Penny C. Leavy(4)....... 1995  140,000      --    77,840(5)        --      --        4,620
 Vice President of Sales 1994  110,000      --    81,778(5)    52,000      --        4,620
 and Marketing           1993   99,731      --   101,456(5)     8,000      --        4,497

- - --------
(1) Amounts shown represent contributions made by FTP Software to its 401(k) savings plan for the accounts of the Named Executive Officers.

(2) Amounts shown represent vacation payouts accrued for such years.

(3) Mr. Goodnow resigned as a Director and officer of FTP Software in October 1995.

(4) Ms. Leavy now serves as Vice President of Business Development/Alliances.

(5) Primarily represents commissions paid under FTP Software's sales incentive programs and includes $11,240, $10,278 and $6,956 in 1995, 1994 and 1993, respectively, for vacation payouts accrued for such years.

STOCK OPTIONS

  The following table contains information concerning the grant of stock options under the Company's Stock Option Plan to the Named Executive Officers during the year ended December 31, 1995.

                       OPTION GRANTS IN LAST FISCAL YEAR

                                      INDIVIDUAL GRANTS
                         --------------------------------------------
                                                                            POTENTIAL
                                                                       REALIZABLE VALUE AT
                                                                          ASSUMED ANNUAL
                         SECURITIES   % OF TOTAL                       RATES OF STOCK PRICE
                         UNDERLYING    OPTIONS                             APPRECIATION
                          OPTIONS     GRANTED TO  EXERCISE               FOR OPTION TERM
                          GRANTED    EMPLOYEES IN  PRICE   EXPIRATION ----------------------
NAME                        (#)      FISCAL YEAR   ($/SH)     DATE      5%($)      10%($)
- - ----                     ----------  ------------ -------- ---------- ---------- -----------
David H. Zirkle......... 500,000(1)     28.58%     $31.75   3/31/05   $9,983,702 $25,300,662
Dean L. Carmeris........ 160,000(1)      9.15%      31.75   3/31/05    3,194,785   8,096,212
Douglas F. Flood........  50,000(2)      2.86%      24.75   8/18/05      778,257   1,972,356
Robert W. Goodnow,
 Jr.(3).................      --           --          --        --           --          --
John H. Keller.......... 100,000(2)      5.72%      24.75   8/18/05    1,556,514   3,944,513
Penny C. Leavy..........      --           --          --        --           --          --

- - --------
(1) Options become exercisable in four equal annual installments beginning one year after March 31, 1995, the date of grant.
(2) Options become exercisable in four equal annual installments beginning one year after August 18, 1995, the date of grant.

(3) Mr. Goodnow resigned as a Director and officer of FTP Software in October 1995.

OPTION EXERCISES AND YEAR-END INTERESTS

  The following table provides information with respect to the Named Executive Officers concerning the exercise of options during the fiscal year ended December 31, 1995 and unexercised options held as of the end of such year.

                   AGGREGATE OPTION EXERCISES IN LAST FISCAL
                     YEAR AND FISCAL YEAR END OPTION VALUES

                                                     NUMBER OF
                                                    SECURITIES          VALUE OF
                                                    UNDERLYING         UNEXERCISED
                                                    OPTIONS AT        IN-THE-MONEY
                                                   FISCAL YEAR-        OPTIONS AT
                            SHARES                    END (#)      FISCAL YEAR-END ($)
                           ACQUIRED               --------------- ---------------------
                              ON         VALUE     EXERCISABLE/       EXERCISABLE/
NAME                     EXERCISE (#) REALIZED($)  UNEXERCISABLE      UNEXERCISABLE
- - ----                     ------------ ----------- --------------- ---------------------
David H. Zirkle.........   160,000    $3,139,940  240,000/620,000 $5,460,000/$2,730,000
Dean L. Carmeris........        --            --               --                    --
Douglas F. Flood........    11,600       195,750   19,250/140,550        875/871,326
Robert W. Goodnow,
 Jr.(1).................   353,175     8,683,981  324,325/--       9,026,954/--
John H. Keller..........        --            --  104,210/255,790    200,000/625,000
Penny C. Leavy..........    29,200       746,400   45,136/89,664     896,575/1,342,200

- - --------

(1) Mr. Goodnow resigned as a Director and officer of FTP Software in October 1995.

COMPLIANCE WITH SECTION 16(A) OF THE EXCHANGE ACT

  Mr. F. David Fowler, a Director of the Company, filed late the Form 4 required to be filed pursuant to Section 16(a) of the Exchange Act with respect to one transaction during the year ended December 31, 1995 that was reportable on such form. Mr. Robert W. Goodnow, Jr., who resigned as a Director and officer of the Company in October 1995, reported late, on his Form 5 for the year ended December 31, 1995, 13 transactions during December 1995 that were reportable on a Form 4.

COMPENSATION OF DIRECTORS

  Directors who are not full-time employees of the Company ("Non-employee Directors") receive an annual fee of $10,000 for their services, plus $1,000 for each Board of Directors meeting attended and $500 for each Board of Directors committee meeting attended.

  Additionally, Non-employee Directors receive automatic, non-discretionary grants of options to purchase shares of Common Stock under the Company's 1993 Non-employee Directors' Stock Option Plan. Such Plan provides generally for an automatic grant to a Non-employee Director on the date such Director is elected, or re-elected, as a Director, of options to purchase 30,000 shares of Common Stock at the fair market value of the Common Stock at the time of the grant. One-third of such options become exercisable at the end of each year of such Director's three-year term. Non-employee Directors who are elected for less than a full three-year term receive a proportionately smaller initial grant. Dr. Clark, who was elected as a Director in June 1995 for a term expiring at the 1997 Annual Meeting, was automatically granted, on such date, options to purchase 18,768 shares of Common Stock at an exercise price of $30.875 per share pursuant to this Plan. Ms. Mathews, who was elected as a Director in July 1995 for a term expiring at the 1996 Annual Meeting, was automatically granted, on such date, options to purchase 8,768 shares of Common Stock at an exercise price of $30.875 per share pursuant to this Plan.

EMPLOYMENT CONTRACTS

  David H. Zirkle and the Company are parties to an employment agreement which provides that Mr. Zirkle will serve as FTP Software's President and Chief Executive Officer for a period of two years commencing on March 1, 1993. Mr. Zirkle's employment agreement has twice been amended to extend his term of office, which currently will end on March 1, 1997. Mr. Zirkle's base annual salary is currently $300,000, subject to increase by the Board of Directors. Mr. Zirkle is entitled to other benefits to the same extent as all other executive officers.

  Such employment agreement also provides that in the event any person, firm, entity or group (as defined in the Exchange Act) acquires more than 50% of the issued and outstanding shares of the Common Stock in a transaction that does not receive the prior approval of the Board of Directors, (i) the term of Mr. Zirkle's employment agreement will be extended automatically for a period of two years from the date of such acquisition and (ii) all stock options previously issued to Mr. Zirkle that are not yet exercisable will become exercisable and all stock options previously issued to Mr. Zirkle will remain exercisable for the remainder of the term of the options without regard to the continuation of his employment with FTP Software. At the time the employment agreement was entered into, Mr. Zirkle was granted options to purchase 320,000 shares of Common Stock at an exercise price of $6.25 per share, which options became exercisable on November 16, 1993 (the effective date of the Company's registration statement in connection with the initial public offering of the Common Stock).

  In the event of the breach by the Company of any material term of Mr. Zirkle's employment agreement or if Mr. Zirkle is removed as President, Chief Executive Officer or a Director of FTP Software prior to the end of the term of such agreement, the Company would be required to pay Mr. Zirkle an amount equal to the greater of (i) all amounts which would otherwise be due and payable under such agreement and (ii) 25% of Mr. Zirkle's base salary as such base salary may have been increased pursuant to such agreement.

  Mr. Zirkle resigned as President of the Company in connection with the election of Glenn C. Hazard as President and Chief Operating Officer of the Company in April 1996. Mr. Zirkle continues to serve as Chief Executive Officer of the Company. His resignation as President has had no effect on his employment agreement.

  On July 22, 1996, pursuant to the Firefox Merger Agreement, each of John A. Kimberley, the former President and Chief Executive Officer of Firefox, and Peter R. Simkin, the former Vice President and Chief Technical Officer of Firefox (together, the "Employees"), entered into an employment agreement (each, an "Employment Agreement") with the Company. Pursuant to the Employment Agreements, Mr. Kimberley is employed as Vice Chairman of the Company and Executive Vice President of Firefox and Mr. Simkin is employed as Chief Technology Officer of the Company, in each case for a period of one year beginning July 22, 1996 at an annual salary of $200,000 and $150,000, respectively. In addition, if a cash incentive or bonus compensation plan is made available to executive officers of the Company generally, and the Employee is not then covered by any other cash incentive or bonus compensation plan, the Employee will be entitled to participate in such plan in accordance with the plan terms.

  The Employment Agreements contain the following termination provisions, among others:

    (a) the Company has the right to terminate the Employee's employment at any time "for cause" (as such term is defined in the Employment
  Agreements), in which event the Company shall have no further obligation to the Employee, other than for base salary earned and unpaid at the date of termination;

    (b) the Company has the right to terminate the Employee's employment other than for cause at any time, in which event, if such termination occurs either before or after a Change of Control Period (as defined below), the Company shall pay the Employee, in one lump sum, an amount equal to 12 months of the Employee's base salary;

    (c) the Employee has the right to terminate his employment at any time for "good reason" (as such term is defined in the Employment Agreements, including matters such as a change in position or material diminution in the nature or scope of the Employee's responsibilities, duties or authority, work site relocation and the material failure of the Company to provide the Employee the benefits specified in his Employment Agreement), in which event the Company will be required to pay the Employee the amount specified in the preceding paragraph; and

    (d) if on the date of, or within one year following, a change of control (as such term is defined in the Employment Agreements) (a "Change of Control Period"), the Company terminates the Employee's employment other than for cause or the Employee terminates his employment for good reason, then the Company will be required (such to certain tax adjustments) to (i) pay the Employee a lump sum payment equal to the greater of (A) the sum of his base salary and the amount of any bonus paid or payable to him during the remainder of the term of the Employment Agreement (which will automatically be extended to be not less than 12 months from the date the change of control occurs) or (B) the sum of his base salary and the amount of any bonus paid or payable to him during the 12 months preceding the month during which such termination occurs, and (ii) pay the full cost of the Employee's continued participation in the Company's group health and dental insurance plans for so long as the Employee remains entitled to continue such participation under COBRA and the applicable plan terms. In addition, upon a change of control, all options to purchase the Company's Common Stock then held by the Employee will automatically accelerate and become exercisable in full.

  Also, each Employment Agreement prohibits the Employee from selling more than 40,000 shares of the Common Stock during any fiscal quarter of the Company and prohibits the Employee from competing with the Company and its affiliates for a period of six months following termination of the Employee's employment.

                             CERTAIN TRANSACTIONS

  During the fourth quarter of 1995, the Company and David D. Clark, a Director of FTP Software, entered into an oral consulting agreement pursuant to which the Company has retained Dr. Clark as a consultant in the areas of technology, strategy, product development and technology diligence related to corporate transactions, among other things, at a fee of $3,000 per day. No services were performed by Dr. Clark under this agreement during 1995.

  In April 1996, in connection with the relocation of John J. Warnock, Jr., the Company's new Senior Vice President, Chief Financial Officer and Treasurer, from Pennsylvania to the Company's executive offices in Massachusetts, the Company provided to Mr. Warnock a non-interest bearing bridge loan in the principal amount of $95,000 for the purchase of Mr. Warnock's new residence in Massachusetts and agreed to pay certain related closing costs and to reimburse Mr. Warnock for all mortgage payments payable under the mortgage on Mr. Warnock's former Pennsylvania residence for the period commencing upon the purchase of Mr. Warnock's Massachusetts residence and continuing until the sale of Mr. Warnock's Pennsylvania residence or October 31, 1996, whichever is earlier. The bridge loan is repayable in full on the 15th day following the sale of Mr. Warnock's Pennsylvania residence or, if Mr. Warnock should cease to be an employee of the Company before that date, on the date he ceases to be an employee, and is secured by a second mortgage on Mr. Warnock's Pennsylvania residence.

                     REPORT OF THE COMPENSATION COMMITTEE

  The Compensation Committee is composed of three independent non-employee Directors. Ms. Mathews joined the Committee in August 1995 and accordingly did not participate in many of the deliberations regarding 1995 compensation.

  The Company's executive compensation program is designed to reward and retain executives who are capable of leading the Company in achieving its strategic and financial objectives in the competitive and rapidly changing networking software industry.

  Compensation for the Company's executive officers consists of an annual salary, incentive cash bonuses and stock-based incentive compensation. Each of the Company's executive officers has an annual base salary at a level that the Company believes is competitive for technology companies of comparable size (measured by revenue and anticipated growth) and that allows the Company to attract experienced executives capable of managing its growth. The Compensation Committee relies in part on annual industry salary surveys and has occasionally in the past commissioned independent surveys. In addition to base salary, each of the Company's executive officers may receive an incentive cash bonus at the end of each fiscal year based upon corporate performance. For eligible executive officers, corporate performance is measured by the Company's financial performance in that fiscal year, namely, total revenues and net income from operations for the year and cash balances at the end of the year. Because not all of the Company's 1995 performance targets were met, the Company determined not to pay any incentive cash bonuses to any of the Company's officers for 1995. Sales executives have been eligible for commissions based on the Company's total sales revenue.

  The Compensation Committee believes that the Company's achievement of its strategic goals and objectives will be reflected in long-term stock price appreciation. Accordingly, the Company seeks to create long-term performance incentives for its employees by aligning their economic interests with the interests of the Company's long-term shareholders through the Company's stock-based incentive compensation program. Stock options are granted at a price equal to the fair market value of the Company's Common Stock on the date of grant, and, as a result, receipt of value by the employee is dependent upon an increase in the price of the Company's Common Stock. Initial stock option grants are made to executive officers by reference to the number of stock options held by employees in comparable positions. Further awards are based on the previous and anticipated contributions by such employees in helping the Company achieve its strategic goals and objectives.

  In adopting and administering executive compensation plans and arrangements, the Compensation Committee will consider whether the deductibility of such compensation will be limited under Section 162(m) of the Internal Revenue Code of 1986, as amended, and, in appropriate cases, may strive to structure such compensation so that any such limitation will not apply.

  At the beginning of 1994, Mr. Zirkle's base annual salary was $215,000. The Compensation Committee became concerned that this salary was low in comparison to those of other chief executive officers at technology companies of comparable size (measured by revenue and anticipated growth), particularly in light of the Company's financial performance. In 1994, after a review of various surveys of chief executive officer salaries, the Compensation Committee recommended, and the Board of Directors approved, an increase in Mr. Zirkle's base salary in two stages: to an annual rate of $265,000 effective July 1, 1994 and to an annual rate of $300,000 effective January 1, 1995. As indicated above, Mr. Zirkle did not receive a bonus for 1995 because the Company did not meet all of its performance targets. To provide further long term incentive to Mr. Zirkle and to bring his option position more in line with that of chief executive officers of other comparable companies, in the first quarter of 1995, the Compensation Committee granted Mr. Zirkle additional options to purchase 500,000 shares of the Company's Common Stock, on the terms described elsewhere in this Proxy Statement. Based upon studies commissioned by the Compensation Committee and information provided by its advisors, the Compensation Committee determined that chief executive officers of businesses comparable to the Company generally had option positions equal to approximately 3.5% to 5% of the outstanding common stock. This grant of options brought Mr. Zirkle's option position to approximately 3.5% of the Company's outstanding Common Stock. Also in the first quarter of 1995, the Company extended Mr. Zirkle's employment agreement with the Company, as described elsewhere in this Proxy Statement, until March 1, 1997.

  With respect to the above matters, the Compensation Committee submits this report.

                                          Compensation Committee

                                          Vinton G. Cerf
                                          F. David Fowler
                                          Louise A. Mathews

                               PERFORMANCE GRAPH

    COMPARISON OF CUMULATIVE TOTAL RETURN AMONG FTP SOFTWARE COMMON STOCK,

   S&P 500 COMPOSITE INDEX AND S&P COMPUTER SOFTWARE & SERVICES INDEX*



                             (GRAPH APPEARS HERE)

                                INDEXED RETURNS
                                 YEARS ENDING

                                    BASE
                                   PERIOD
COMPANY/INDEX                    16-NOV-93     DEC-93     DEC-94    DEC-95
- - -------------                    ---------     ------     ------    ------
FTP SOFTWARE INC                    100        139.47     166.44    152.63
S&P 500 INDEX                       100        100.60     101.93    140.23
S&P COMPUTER SOFTWARE & SERVICES    100         95.64     113.05    158.88

- - --------
* Assumes $100 invested in the Company's Common Stock, S&P 500 Composite Index and S&P Software and Services Index on November 16, 1993, the date of the Company's initial public offering. Assumes reinvestment of dividends.

  The stock prices on the foregoing Performance Graph are not necessarily indicative of future stock price performance. Each of the Report of the Compensation Committee of the Board of Directors set forth above under "Report of the Compensation Committee" and the Performance Graph shall not be deemed incorporated by reference by any general statement incorporating this Proxy Statement into any filing under the Securities Act of 1933, as amended, or under the Exchange Act, except to the extent that the Company specifically incorporates such information by reference, and shall not otherwise be deemed filed under such Acts.

                        THE CHARTER AMENDMENT PROPOSAL

  Under the Charter, the Company's authorized capital stock consists of 50,000,000 shares of Common Stock and 5,000,000 shares of preferred stock, $.01 par value per share, of which the Board of Directors has designated 500,000 shares as Junior Preferred Stock. At the Meeting, stockholders will be asked to consider and vote upon a proposal to approve and adopt an amendment to the Charter to increase the number of authorized shares of Common Stock to
100,000,000. As of the Record Date, there were       outstanding shares of
Common Stock and       shares of Common Stock reserved for future issuance as
described below.

  The increase in the number of authorized shares of Common Stock is being sought to provide the Company with the flexibility to take advantage of certain opportunities that may arise, including future business acquisitions, which may be made utilizing shares of Common Stock in some instances. Such increase is also being sought to ensure that the Company has a sufficient number of shares of Common Stock available for issuance under the Rights Agreement described under "Description of Capital Stock--Rights;" such shares would also be available for issuance under the Executive Incentive Plan and any other equity incentive plan that may be adopted by the Company (see "The Executive Incentive Plan Proposal"). The Company may also consider the issuance of additional shares of Common Stock through stock splits and stock dividends or to raise additional equity capital. The Company has no present plans, understandings, agreements or arrangements concerning the issuance of additional shares of Common Stock,
except for the       shares currently reserved for issuance by the Company
under its existing director and employee stock option plans and employee stock purchase plans and certain stock options held by current and former Firefox employees and directors which were converted into options to purchase the Company's Common Stock pursuant to the Firefox Merger Agreement. If any plans, understandings, arrangements or agreements are made concerning the issuance of any such shares, holders of the then outstanding shares of the Company's capital stock may or may not be given the opportunity to vote thereon, depending upon the nature of any such transaction, the law applicable thereto, the policy of any stock exchange upon which the Company's capital stock may be listed at such time and the judgment of the Board of Directors of the Company regarding the submission thereof to the vote of its stockholders.

  Under the Massachusetts Business Corporation Law, the Charter and the Bylaws, approval of the Charter Amendment Proposal will require the affirmative vote of the holders of a majority of the outstanding shares of Common Stock entitled to vote thereon.

  THE BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS THAT STOCKHOLDERS VOTE TO APPROVE THE CHARTER AMENDMENT PROPOSAL.

                  THE EXECUTIVE INCENTIVE PLAN PROPOSAL

  In July 1996, the Board of Directors unanimously adopted the Executive Incentive Plan subject to and effective upon the approval of such plan by the stockholders of the Company. The Executive Incentive Plan provides for the grant of stock options and other stock awards to executive officers of the Company only, as more particularly described below. The Company is adopting the Executive Incentive Plan at this time to partially replace the Company's existing Stock Option Plan, which expires in January 1997 and which provides for the grant of stock options and other stock awards to all employees of the Company. The Company intends to adopt a new equity incentive plan for employees of the Company and its subsidiaries other than executive officers of the Company, at the end of 1996; the Company does not intend to seek stockholder approval of such employee stock option plan.

  As of July 25, 1996, of the 26,400,000 shares of Common Stock issuable under the Company's existing Stock Option Plan, there were options outstanding with respect to [5,788,935] shares under such Plan, held by approximately [880] persons, and [2,035,917] shares remained available for grant. In addition, on July 22, 1996, pursuant to the Firefox Merger Agreement, options to purchase shares of the common stock of Firefox that were outstanding under certain Firefox director and employee stock option plans were converted into options to purchase approximately shares of Common Stock. Of the options outstanding under the existing Stock Option Plan as of July 25, 1996, options to purchase shares were held by executive officers of the Company (none of the converted Firefox options are held by executive officers of the Company). As of the date of this Proxy Statement, the following persons constitute executive officers of the Company and will therefore be eligible to receive stock awards under the Executive Incentive Plan: David H. Zirkle, Chief Executive Officer; Glenn C. Hazard, President and Chief Operating Officer; Susan L. Bostrom, Senior Vice President of Marketing and Strategic Planning; Douglas F. Flood, Senior Vice President of Business Development and Planning and General Counsel; John H. Keller, Senior Vice President of Business Operations; John A. Kimberley, Vice Chairman; Peter R. Simkin, Chief Technology Officer; and John J. Warnock, Jr., Senior Vice President, Chief Financial Officer and Treasurer.

  If the Executive Incentive Plan is approved by the Company's stockholders, the Company will not grant additional options to executive officers under its existing Stock Option Plan after the receipt of such approval. The Company does intend to grant options under its existing Stock Option Plan to employees of the Company and its subsidiaries who do not constitute executive officers until such time as the Company adopts a new equity incentive plan for such employees.

SUMMARY OF THE EXECUTIVE INCENTIVE PLAN

  The full text of the Executive Incentive Plan is set forth in Appendix A to this Proxy Statement, and the following summary description of certain features of the Executive Incentive Plan is qualified in its entirety by such reference.

  The Executive Incentive Plan is designed to advance the Company's interests by enhancing its ability to attract and retain executive officers through ownership of shares of Common Stock. A total of 1,500,000 shares of Common Stock are available for issuance under the Executive Incentive Plan, subject to adjustment for stock dividends and similar events. The Executive Incentive Plan provides for the grant of stock options, stock appreciation rights ("SARs"), restricted stock, unrestricted stock and combinations of the above. Stock options granted under the Executive Incentive Plan may be either options intended to qualify as "incentive stock options" under Section 422 of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), or "nonstatutory stock options" that are not intended to so qualify.

  The Executive Incentive Plan will be administered by the Compensation Committee of the Board of Directors (the "Committee"). Only employees of the Company and any of its subsidiaries who are identified from time to time by the Board of Directors as executive officers of the Company will be eligible to participate in the Executive Incentive Plan. The maximum number of shares as to which options may be granted to any participant under the Executive Incentive Plan during any calendar year is 1,000,000. The maximum number of shares as to which SARs may be granted to any participant under the Executive Incentive Plan during any calendar year is 1,000,000. For purposes of these limits, except as otherwise provided in regulations or guidelines issued under
Section 162(m) of the Internal Revenue Code, any repricing of an option or SAR shall be treated as a new grant and applied against the foregoing limits. The maximum number of shares as to which restricted stock awards may be granted under the Executive Incentive Plan is 100,000.

  The exercise price of an incentive stock option granted under the Executive Incentive Plan may not be less than 100% (110% in the case of 10% shareholders) of the fair market value of the Common Stock at the date of grant. On July 25, 1996, the closing sales price of the Common Stock on the
Nasdaq National Market was $   per share. The exercise price of a nonstatutory
option granted under the Executive Incentive Plan is determined by the Committee. In no case may the exercise price paid for Common Stock which is part of an original issue of Common Stock be less than the par value of the Common Stock. The term of each option may be set by the Committee but cannot exceed 10 years from the date of grant (five years from grant in the case of an incentive stock option granted to a 10% shareholder). Each option will be exercisable at such time or times as the Committee specifies; provided, however, that if the Committee does not so specify, 25% of the shares subject to the options may be purchased commencing one year after the date of grant, and an additional 25% of such shares may be purchased commencing on the second, third and fourth anniversaries of the date of grant. The option price may be paid in cash or by check acceptable to the Company or, if permitted by the Committee and subject to certain additional limitations, by tendering shares of Common Stock held for at least six months, by using a promissory note, by delivering to the Company an undertaking by a broker to promptly deliver sufficient funds to pay the exercise price, or by a combination of any of the foregoing.

  SARs may be granted only in tandem with stock option grants. Each SAR entitles the participant, in general, to receive upon exercise the excess of a share's fair market value at the date of exercise over the share's fair market value on the date the SAR was granted. An SAR will be exercisable only to the extent the option granted in tandem with the SAR is exercisable. To the extent the option is exercised, the accompanying SAR will cease to be exercisable, and vice versa.

  The Executive Incentive Plan provides for awards of nontransferable restricted shares of Common Stock subject to forfeiture as well as of unrestricted shares of Common Stock. The purchase price for restricted and unrestricted shares of Common Stock is specified by the Committee, but may not be less than the par value of the Common Stock. Restricted shares of Common Stock are subject to repurchase by the Company at the original purchase price if the participant ceases to be an employee of the Company before the restrictions lapse. Other awards under the Executive Incentive Plan may also be settled with restricted shares of Common Stock.

  Except as otherwise provided by the Committee, if a participant dies, options and SARs exercisable immediately prior to death may be exercised by the participant's executor, administrator or transferee during a period of one year following such death (or for the remainder of their original term, if less). Except as otherwise determined by the Committee, options and SARs not exercisable at a participant's death terminate upon such death. Outstanding awards of restricted shares of Common Stock must be transferred to the Company upon a participant's death, unless the Committee determines otherwise.

  In the case of termination of a participant's employment with the Company for reasons other than death, except as otherwise provided by the Committee,
(i) options and SARs remain exercisable, to the extent they were exercisable immediately prior to such termination, for three months following such termination, or such longer period as the Committee at the time may determine (or for the remainder of their original term, if less), (ii) all options and SARs terminate to the extent not exercisable immediately prior to such termination of the participant's employment with the Company and (iii) restricted shares of Common Stock must be resold to the Company. If any such termination of employment is due to the participant's discharge for cause, such participant's options and SARs may be terminated immediately.

  Upon the dissolution or liquidation of the Company, or upon a reorganization, merger or consolidation of the Company as a result of which the outstanding securities of the class then subject to options granted under the Executive Incentive Plan are changed into or exchanged for cash or property or securities not of the Company's issue, or upon a sale of substantially all the property of the Company to, or the acquisition of stock representing more than 80% of the voting power of the stock of the Company then outstanding by, another corporation or person (each, a "Plan Termination Event"), the Executive Incentive Plan will terminate, and all options previously granted under the Executive Incentive Plan will terminate, unless provision is made in writing in connection with the transaction for the continuance of the Executive Incentive Plan and/or for the assumption of options previously granted under the Executive Incentive Plan, or the substitution for such options of options covering the stock of a successor employer corporation, with appropriate adjustments as to the number and kind of shares and prices, in which event the Executive Incentive Plan and options previously granted under the Executive Incentive Plan will continue in the manner and under the terms so provided. If the Executive Incentive Plan and unexercised options terminate in connection with a Plan Termination Event, all persons entitled to exercise options then outstanding will have the right, at a time prior to the consummation of the transaction causing such termination designated by the Company, to exercise the unexercised portions of their options, including the portions which would not otherwise yet be exercisable.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

  The following discussion, which is based on the law as in effect on July 1, 1996, summarizes certain U.S. federal income tax consequences associated with the grant and exercise of stock options under the Executive Incentive Plan. The summary does not purport to cover the tax consequences associated with other forms of awards nor does it cover federal employment tax or other federal tax consequences or state, local or non-U.S. tax consequences.

  Tax Consequences to Optionees. In general, an optionee realizes no taxable income upon the grant or exercise of an incentive stock option. However, the exercise of incentive stock options may result in an alternative minimum tax liability to the optionee. With certain exceptions, a disposition by the optionee of shares purchased under an incentive stock plan within two years from the date of grant or within one year after exercise produces ordinary income to the optionee equal to the value of the shares at the time of exercise less the exercise price. Any additional gain recognized in the disposition is treated as a capital gain. If the optionee does not dispose of the shares until after the expiration of these one- and two-year holding periods, any gain or loss recognized upon a subsequent sale is treated as a long-term capital gain or loss.

  In general, in the case of a nonstatutory option the optionee has no taxable income at the time of grant but realizes income in connection with exercise of the option in an amount equal to the excess (at the time of exercise) of the fair market value of the shares acquired upon exercise over the exercise price; and any gain or loss recognized upon a subsequent sale or exchange of the shares will be treated as capital gain or loss.

  In general, an incentive stock option that is exercised more than three months after termination of employment (other than termination by reason of death) is treated as a nonstatutory option. Incentive stock options awarded under the Executive Incentive Plan will be treated as nonstatutory options to the extent the fair market value (determined as of the date of the grant) of the Common Stock with respect to which options first become exercisable in any calendar year exceeds $100,000.

  Tax Consequences to the Company. The Company may claim a deduction for the ordinary income realized by a participant upon exercise of a nonstatutory option or upon the disqualifying disposition of shares purchased under an incentive stock option. The Company's ability to claim a deduction may in some cases depend on its satisfaction of applicable reporting requirements. In addition, the Internal Revenue Code limits to $1,000,000 the deduction the Company may claim for annual compensation to any of its five highest paid officers as determined under the Internal Revenue Code, subject to a number of exceptions. The Executive Incentive Plan provision limiting to 1,000,000 the number of shares as to which options may be granted in any calendar year to any participant under the Executive Incentive Plan is intended to meet one of the criteria necessary to enable otherwise deductible compensation attributable to the exercise of stock options, or to the disposition of stock acquired under an incentive stock option, to be exempt from application of this $1,000,000 limit. Under Section 162(m) of the Internal Revenue Code, the Company would be unable in certain circumstances to claim a deduction upon the exercise of options granted to its top five executive officers (determined in accordance with Section 162(m)) under the Executive Incentive Plan unless shareholder approval of the Executive Incentive Plan is obtained.

  Miscellaneous. The grant of a stock option or the acceleration of exercisability of a stock option in connection with a change in ownership or effective control of the Company or in connection with a change in ownership of a substantial portion of the Company's assets may be treated as giving rise to a "payment in the nature of compensation" required to be taken into account in determining whether the option holder has received so-called "excess parachute payments" under the Internal Revenue Code's golden-parachute rules. Where applicable, those rules impose a 20% tax on excess parachute payments and deny a deduction to the Company for such payments.

REQUIRED VOTE

  Under the rules of the National Association of Securities Dealers, Inc., the affirmative vote of the holders of a majority of the outstanding shares of Common Stock entitled to vote and present, in person or by proxy, at the Meeting is required to approve the Executive Incentive Plan.

  THE BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS THAT STOCKHOLDERS VOTE TO APPROVE THE EXECUTIVE INCENTIVE PLAN PROPOSAL.

                         DESCRIPTION OF CAPITAL STOCK

  The following description of the capital stock of the Company, certain provisions of the Charter and the Bylaws and certain provisions of the Rights Agreement (as defined below) is a summary and is qualified in its entirety by the provisions of the Charter, the Bylaws and the Rights Agreement, copies of which previously have been filed with the Securities and Exchange Commission.

  The Company's authorized capital stock consists of 50,000,000 shares of Common Stock and 5,000,000 shares of preferred stock, $0.01 par value per share ("Preferred Stock"), of which the Board of Directors has designated 500,000 shares as Junior Preferred Stock, $0.01 par value per share ("Junior
Preferred Stock"). As of the Record Date, there were approximately      record
holders of the Common Stock. As of such date, there were no shares of Preferred Stock or Junior Preferred Stock outstanding.

COMMON STOCK

  Holders of Common Stock are entitled to one vote for each share held on all matters submitted to a vote of stockholders and have no preemptive, conversion or other rights to subscribe for additional shares or other securities of the Company. There are no cumulative voting rights, with the result that, subject to the rights of the holders of outstanding shares of any series of Preferred Stock issued in the future, holders of an aggregate of more than 50% of the outstanding shares of Common Stock are able to elect the Company's directors whose term expires at the next annual meeting. See "--Junior Preferred Stock" below for a description of the voting rights of such stock. Holders of Common Stock are entitled to such dividends as may be declared by the Board of Directors out of funds legally available therefor. On liquidation, dissolution or winding up of the Company, the holders of Common Stock are entitled to receive pro rata the net assets of the Company remaining after the payment of all creditors and all liquidation preferences, if any, of holders of Preferred Stock. See "--Junior Preferred Stock" below for a description of certain preferential dividend and liquidation rights of such stock. All of the outstanding shares of Common Stock are fully paid and nonassessable.

PREFERRED STOCK

  The Board of Directors is authorized, subject to any limitations prescribed by law, from time to time to issue up to an aggregate of 5,000,000 shares of Preferred Stock with such powers, designations, preferences and relative, participating, optional or other special rights and such qualifications, limitations or restrictions thereof, as shall be determined by the Board of Directors in a resolution or resolutions providing for the issue of such Preferred Stock. Thus, any series may, if so determined by the Board of Directors, have full voting rights with the Common Stock or superior or limited voting rights, be convertible into Common Stock or another security of the Company, and have such other preferences, relative rights and limitations as the Board of Directors shall determine. As a result, any series of Preferred Stock could have rights which would adversely affect the voting power of the Common Stock. See "--Junior Preferred Stock" below for a description of the voting rights of such stock. The shares of any class or series of Preferred Stock need not be identical. The issuance of Preferred Stock could have the effect of delaying or preventing a change in control of the Company without any further action by shareholders. See "--Junior Preferred Stock" and "--Rights" below. The Company has no present plans, understandings, agreements or arrangements to issue any shares of Preferred Stock other than shares of Junior Preferred Stock issuable upon exercise of the Rights described under "--Rights" below.

JUNIOR PREFERRED STOCK

  The Board of Directors has designated 500,000 shares of the Preferred Stock as Junior Preferred Stock, which may be purchased by the holders of the Rights described under "--Rights" below. The rights of the holders of Junior Preferred Stock are set forth in a Certificate of Designation, Preferences and Rights of Junior Preferred Stock filed with the Secretary of The Commonwealth of Massachusetts on December 11, 1995. The number of shares of Junior Preferred Stock may be increased or decreased by the Board of Directors, but may not be decreased below the number of shares of Junior Preferred Stock then outstanding plus the number of shares reserved for issuance upon the exercise of outstanding options, rights or warrants or upon conversion of any outstanding securities convertible into Junior Preferred Stock.

  Subject to the prior and superior rights of the holders of any shares of any series of Preferred Stock ranking prior and superior to the shares of Junior Preferred Stock with respect to dividends, the holders of shares of Junior Preferred Stock shall be entitled to receive, when, as and if declared by the Board of Directors out of funds legally available for the purpose, quarterly dividends payable in cash on the last day of March, June,

September and December in each year (each, a "Quarterly Dividend Payment Date"), in an amount equal to the greater of (i) $1.00 or (ii) subject to adjustment in certain events, 100 times the aggregate per share amount of all cash dividends, and 100 times the aggregate per share amount (payable in kind) of all non-cash dividends or other distributions (other than a dividend payable in shares of Common Stock or a subdivision of the outstanding shares of Common Stock) declared on the Common Stock since the immediately preceding Quarterly Dividend Payment Date or, with respect to the first Quarterly Dividend Payment Date, since the first issuance of any share or fraction of a share of Junior Preferred Stock. The rights of the holders of Junior Preferred Stock to receive dividends are cumulative.

  The terms of the Junior Preferred Stock provide that the Company shall declare a dividend or distribution on the Junior Preferred Stock immediately after it declares a dividend or distribution on the Common Stock (other than a dividend payable in shares of, or a subdivision with respect to, the Common Stock). However, if no dividend or distribution shall have been declared on the Common Stock during the period between any Quarterly Dividend Payment Date, a dividend of $1.00 per share on the Junior Preferred Stock shall nevertheless be payable on such subsequent Quarterly Dividend Payment Date.

  Holders of shares of Junior Preferred Stock are entitled to one hundred votes, subject to adjustment in certain events, for each share of Junior Preferred Stock held, on all matters submitted to a vote of stockholders. On liquidation, dissolution or winding up of the Company, the holders of shares of Junior Preferred Stock are entitled to receive $100.00 per share plus an amount equal to all accrued and unpaid dividends and distributions thereon, prior to any distribution to the holders of shares of Common Stock or any other stock of the Company ranking junior to the Junior Preferred Stock. If the Company shall enter into any consolidation, merger, combination or other transaction in which the outstanding shares of Common Stock are exchanged for or changed into other stock or securities, cash and/or any other property, then the outstanding shares of Junior Preferred Stock shall be similarly exchanged or changed in an amount per share (subject to adjustment in certain events) equal to 100 times the aggregate amount of stock, securities, cash and/or any other property (payable in kind), as the case may be, into which or for which each share of Common Stock is changed or exchanged. Shares of Junior Preferred Stock may be purchased by the Company at such times and on such terms as may be agreed to between the Company and the holder of such shares, subject to any limitation which may be imposed by law or by the Charter. The terms of the Junior Preferred Stock further provide that the Charter shall not be amended in any manner which would materially alter or change the powers, preferences or special rights of the Junior Preferred Stock so as to affect them adversely without the affirmative vote of the holders of at least two-thirds of the outstanding shares of Junior Preferred Stock, voting together as a single class.

RIGHTS

  On December 1, 1995, the Board of Directors declared a dividend of one purchase right (a "Right") for every outstanding share of Common Stock. The Rights were distributed to holders of record of the Common Stock as of the close of business on December 8, 1995 (the "Dividend Record Date"). The terms of the Rights are set forth in a Rights Agreement dated as of December 1, 1995 (the "Rights Agreement") between the Company and State Street Bank and Trust Company (the "Rights Agent"). The Rights Agreement provides for the issuance of one Right for every share of Common Stock issued and outstanding on the Dividend Record Date and for each share of Common Stock which is issued or sold after that date and prior to the "Distribution Date" (as defined below).

  Each Right entitles the holder to purchase from the Company one one-hundredth of a share of Junior Preferred Stock at an exercise price of $150, subject to adjustment in certain events. The Rights will expire on December 1, 2005 (the "Expiration Date"), or upon the earlier redemption of the Rights, and are not exercisable until the Distribution Date.

  No separate Rights certificates have been issued as of the date of this Proxy Statement. Until the Distribution Date (or earlier redemption or expiration of the Rights), (i) the Rights will be evidenced by the Common Stock certificates and will be transferred with and only with the Common Stock certificates, (ii) new Common Stock certificates issued after the Dividend Record Date upon transfer or new issuance of shares of Common Stock will contain a notation incorporating the Rights Agreement by reference and (iii) the surrender for transfer of any Common Stock certificate will also constitute the transfer of the Rights associated with the shares of Common Stock represented by such certificate.

  The Rights will separate from the Common Stock on the Distribution Date. Unless otherwise determined by a majority of the Board of Directors then in office, the Distribution Date (the "Distribution Date") will occur on the earlier of (i) the 10th business day following the later of (A) the date of a public announcement that a person, together with its affiliates and associates, except as described below, has acquired or obtained the right to acquire beneficial ownership of 15% or more of the outstanding shares of Common Stock (collectively, an "Acquiring Person") or (B) the date on which an executive officer of the Company has actual knowledge that an Acquiring Person has become such (the "Stock Acquisition Date"), or (ii) the 10th business day following commencement of a tender offer or exchange offer that would result in any person, together with its affiliates and associates, owning 15% or more of the outstanding Common Stock. After the Distribution Date, separate certificates evidencing the Rights ("Rights Certificates") will be mailed to holders of record of the Common Stock as of the close of business on the Distribution Date and thereafter such separate Rights Certificates alone will evidence the Rights. The Board may delay the distribution of the Rights Certificates.

  If, at any time after December 1, 1995, any person or group of affiliated or associated persons (other than the Company and its affiliates) shall become an Acquiring Person, each holder of a Right will have the right to receive, upon payment of the then current exercise price of the Right, shares of Common Stock (or, in certain circumstances, cash, property or other securities of the Company) having a market value of two times the then current exercise price of the Right. Following the occurrence of any of such event, any Rights that are, or (under certain circumstances specified in the Rights Agreement) were, beneficially owned by any Acquiring Person shall immediately become null and void.

  The Board of Directors may, at its option, at any time after any person becomes an Acquiring Person, exchange all or part of the then outstanding and exercisable Rights for shares of Common Stock at an exchange ratio of one share of Common Stock per Right, appropriately adjusted to reflect any stock split, stock dividend or similar transaction occurring after December 1, 1995 (as the same may be adjusted, the "Rights Exchange Ratio"). The Board, however, may not effect any exchange at any time after any person (other than (i) the Company, (ii) any subsidiary of the Company, (iii) any employee benefit plan of the Company or of any subsidiary of the Company or (iv) any entity holding Common Stock for or pursuant to the terms of any such plan), together with all affiliates of such person, becomes the beneficial owner of 50% or more of the Common Stock then outstanding. Immediately upon the action of the Board ordering the exchange of any Rights and without any further action and without any notice, the right to exercise such Rights will terminate and the only right thereafter of a holder of such Rights will be to receive that number of shares of Common Stock equal to the number of such Rights held by the holder multiplied by the Rights Exchange Ratio.

  The exercise price of the Rights, and the number of one one-hundredths of a share of Junior Preferred Stock or other securities or property issuable upon exercise of the Rights, are subject to adjustment from time to time to prevent dilution (i) in the event of a stock dividend on, or a subdivision, combination or reclassification of, the Junior Preferred Stock, (ii) upon the grant to holders of the Junior Preferred Stock of certain rights or warrants to subscribe for shares of the Junior Preferred Stock or certain convertible securities at less than the current market price of the Junior Preferred Stock, or (iii) upon the distribution to holders of the Junior Preferred Stock of evidences of indebtedness or assets (excluding cash dividends paid out of the earnings or retained earnings of the Company and certain other distributions) or of subscription rights or warrants (other than those referred to above).

  At any time prior to the close of business on the Expiration Date, the Company, by a majority vote of the Board of Directors, may redeem the Rights at a redemption price of $.01 per Right, subject to adjustment in certain events (as the same may be adjusted, the "Redemption Price"). Immediately upon the action of the Board electing to redeem the Rights, the right to exercise the Rights will terminate, and the only right of the holders of Rights will be to receive the Redemption Price.

  Until a Right is exercised, the holder thereof, as such, will have no rights as a stockholder of the Company, including, without limitation, the right to vote or to receive dividends.

  The separation of the Rights on the Distribution Date will not be a taxable event for the Company or its stockholders. Holders of Rights may, depending upon the circumstances, recognize taxable income upon the occurrence of certain Rights triggering events including a tender offer for 15% or more of the outstanding Common Stock or a person or group attaining beneficial ownership of 15% or more of the outstanding Common Stock (collectively, "Common Stock Events"). In addition, holders of Rights may have taxable income as a result of (i) an exchange by the Company of shares of Common Stock for Rights as described above or (ii) certain anti-dilution adjustments made to the terms of the Rights after the Distribution Date. A redemption of the Rights would be a taxable event to holders.

  The Rights Agreement may be amended by the Board at any time prior to the Distribution Date without the approval of the holders of the Rights. From and after the Distribution Date, the Rights Agreement may be amended by the Board without the approval of the holders of the Rights in order to cure any ambiguity, to correct any defective or inconsistent provisions, to change any time period for redemption or any other time period under the Rights Agreement or to make any other changes that do not adversely affect the interests of the holders of the Rights (other than any Acquiring Person or its affiliates and associates or their transferees).

CERTAIN CHARTER AND BYLAW PROVISIONS

  The Charter and Bylaws contain certain provisions that are intended to enhance the likelihood of continuity and stability in the composition of the Board of Directors and in the policies formulated by the Board and to delay or prevent a change in control of the Company if the Board determines that such a change in control is not in the best interests of the Company and its stockholders. The Board, in determining whether a change of control is in the best interests of the Company and its stockholders, may consider a variety of factors, depending on the circumstances, including, without limitation, the long-term and short-term interests of the Company and its stockholders, whether the proposed transaction might violate federal or state laws, the consideration being offered in a proposed transaction in relation to current and historical market prices, economic, market and other factors bearing on securities prices, the Company's financial condition and future prospects, the interests of the Company's employees, suppliers, creditors and customers, the economy and community and societal considerations. These provisions could have the effect of discouraging attempts to acquire control of the Company even if some or a majority of the Company's stockholders deem such an attempt to be in its best interest. The Company is not able to predict at this time the nature of any attempts to acquire control of the Company and therefore cannot determine whether any particular attempt would be discouraged by these provisions.

  Pursuant to the Charter and Bylaws, the Board of Directors has been divided into three classes serving staggered three-year terms. See "Election of Directors." Directors can be removed from office only for cause and only by the affirmative vote of the holders of two-thirds of the voting power of the then outstanding shares of capital stock of the Company entitled to vote generally in the election of directors, voting together as a single class.

  The Bylaws provide that stockholders may not take action by written consent.

  The Charter authorizes, and the Bylaws establish, procedures, including advance notice procedures, with regard to the nomination, other than by or at the direction of the Board of Directors, of candidates for election as directors and with regard to certain matters to be brought before meetings of stockholders of the Company. In general, notice must be received by the Company not less than 60 days nor more than 90 days prior to the stockholder meeting and must contain certain specified information concerning the persons to be nominated or the matters to be brought before the meeting and concerning the stockholder submitting the proposal. In addition, the Bylaws require that any such nomination of a candidate for election as a director be accompanied by a petition signed by at least 100 record holders of the capital stock entitled to vote in the election of directors, representing in the aggregate at least 1% of the outstanding capital stock entitled to vote thereon. Such procedures also authorize regulation of the order of business and conduct of stockholder meetings, the authority of the presiding officer and attendance at such meetings.

  The Board of Directors is permitted pursuant to the Charter to consider special factors, such as employee welfare and the future prospects of the Company, in determining what the Board reasonably believes to be in the best interests of the Company when evaluating proposed tender or exchange offers or business combinations.

  The affirmative vote of 80% of the total number of votes of the then outstanding shares of capital stock entitled to vote generally in the election of directors, voting together as a single class, is required to amend certain provisions of the Charter, including the provisions referred to above relating to the classification of the Board, interested transaction provisions, director exculpation provisions, evaluation of certain transactions and regulation of nominations of directors and of business to be conducted at meetings of stockholders. The requirement of a supermajority vote to approve certain amendments to the Charter could enable a minority of the Company's stockholders to exercise veto powers over such transactions and amendments.

  The Charter provides that no director of the Company shall be liable to the Company or its stockholders for monetary damages for any breach of fiduciary duty, except to the extent such exculpation from liability is not permitted under the Massachusetts Business Corporation Law. This provision does not prevent stockholders from obtaining injunctive or other equitable relief against directors nor does it shield directors from liability under federal or state securities laws.

MASSACHUSETTS "ANTI-TAKEOVER" LAWS

  The Company is covered by the provisions of Chapter 110F of the Massachusetts General Laws, known as the Business Combination Statute. Under Chapter 110F, a Massachusetts corporation with more than 200 stockholders may not engage in a "business combination" with an "interested stockholder" for a period of three years after the date of the transaction in which the person becomes an interested stockholder, unless (i) the interested stockholder obtains the approval of the board of directors prior to becoming an interested stockholder, (ii) the interested stockholder acquires 90% of the outstanding voting stock of the corporation (excluding shares held by certain affiliates of the corporation) at the time it becomes an interested stockholder or (iii) the business combination is approved by both the board of directors and the holders of two-thirds of the outstanding voting stock of the corporation (excluding shares held by the interested stockholder). An "interested stockholder" is a person who, together with its affiliates and associates, owns (or at any time within the prior three years did own) 5% or more of the outstanding voting stock of the corporation. A "business combination" includes a merger, a stock or asset sale, and other transactions resulting in a financial benefit to the interested stockholder.

  The Bylaws provide that the provisions of Chapter 110D of the Massachusetts Business Corporation Law, known as the Control Share Statute, shall not apply to the Company. However, the Company may in the future become subject to the statute if its Board of Directors votes to amend the Bylaws so as to make the statute applicable to the Company. In general, if the Control Share Statute were applicable, it would provide that any person or entity that acquired 20% or more of the Company's outstanding voting stock could not vote such stock unless the other stockholders of the Company were to so authorize.

  The Company is not subject to the provisions of Chapter 156B, Section 50A of the Massachusetts Business Corporation Law providing for an automatic classified board of directors for any corporation which has a class of voting stock registered under the Exchange Act. However, the Charter and Bylaws provide for a classified board of directors as described above under "-- Certain Charter and Bylaw Provisions" and "Election of Directors."

TRANSFER AGENT AND REGISTRAR

  The transfer agent and registrar for the Common Stock is Boston EquiServe
L.P.

                                 AUDIT MATTERS

  Coopers & Lybrand L.L.P. has been selected to audit the financial statements of FTP Software for the fiscal year ending December 31, 1996, and to report the results of their audit.

  A representative of Coopers & Lybrand L.L.P. is expected to be present at the Meeting and will be afforded the opportunity to make a statement if he or she desires to do so and to respond to appropriate questions.

                            ADJOURNMENT OF MEETING

  In the event that sufficient votes in favor of the election of the Nominees, the Charter Amendment Proposal or the Executive Incentive Plan Proposal are not received by the date of the Meeting, the persons named as proxies in the enclosed proxy may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of the shares of Common Stock present in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies in the enclosed proxy will vote in favor of such adjournment those proxies which they are entitled to vote in favor of the Nominees, the Charter Amendment Proposal or the Executive Incentive Plan Proposal. They will vote against any such adjournment those proxies withholding authority to vote for any Nominee, the Charter Amendment Proposal and the Executive Incentive Plan Proposal. The Company will pay the costs of any additional solicitation and of any adjournment session.

                QUORUM, REQUIRED VOTES AND METHOD OF TABULATION

  Under Massachusetts law, the Charter and the Bylaws, a majority of the outstanding shares of Common Stock entitled to vote on matters which come before the Meeting, present at the Meeting in person or represented by proxy, will constitute a quorum as to such matters. Votes cast by proxy or in person at the Meeting will be counted by a person appointed by the Company to act as election inspector for the Meeting.

  The three nominees for election as Directors at the Meeting who receive the greatest number of votes properly cast for the election of Directors shall be elected Directors. The affirmative vote of the holders of a majority of the outstanding shares of Common Stock entitled to vote is necessary to approve the Charter Amendment Proposal. The affirmative vote of the holders of a majority of the outstanding shares of Common Stock entitled to vote and present, in person or by proxy, at the Meeting, is necessary to approve the Executive Incentive Plan Proposal.

  With respect to each matter to be voted on at the Meeting, the election inspector will count shares represented by proxies that reflect abstentions and "broker non-votes" (i.e., shares represented at the Meeting held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on such matter) only as shares that are present and entitled to vote on such matter for purposes of determining the presence of a quorum, but neither abstentions nor broker non-votes will have any effect on the outcome of the vote on the election of Directors or the Executive Incentive Plan Proposal. Abstentions and broker non-votes will have the same effect as votes against the Charter Amendment Proposal.

                             STOCKHOLDER PROPOSALS

  Proposals of stockholders intended to be considered at the 1997 Annual Meeting of Stockholders must be received by the Company no later than March 31, 1997 to be considered for inclusion in the Company's proxy statement and form of proxy relating to that annual meeting.

                                OTHER BUSINESS

  The Board of Directors knows of no business that will come before the Meeting for action except as described in the accompanying Notice of Special Meeting in Lieu of Annual Meeting of Stockholders. However, as to any such business, the persons designated as proxies in the enclosed proxy will have discretionary authority to act in their best judgment.

                                   FORM 10-K

  A COPY OF FTP SOFTWARE'S ANNUAL REPORT ON FORM 10-K FOR THE YEAR ENDED DECEMBER 31, 1995 FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS AVAILABLE WITHOUT CHARGE BY WRITING TO: FTP SOFTWARE, INC., ATTN: KAREN A. WHARTON, VICE PRESIDENT OF INVESTOR RELATIONS, 100 BRICKSTONE SQUARE, FIFTH FLOOR, ANDOVER, MASSACHUSETTS 01810.

                                  APPENDIX A

                              FTP SOFTWARE, INC.

                   1996 EXECUTIVE EQUITY INCENTIVE PLAN

1. PURPOSE

  The purpose of this Executive Equity Incentive Plan (the "Plan") is to advance the interests of FTP Software, Inc. (the "Company") by enhancing its ability to attract and retain executive officers and encourage them to make significant contributions to the success of the Company and its subsidiaries through ownership of shares of the Company's common stock ("Stock").

  The Plan is intended to accomplish these goals by enabling the Company to grant Awards in the form of Options, Stock Appreciation Rights, Restricted Stock and Unrestricted Stock Awards, or combinations thereof, all as defined and more fully described below.

2. ADMINISTRATION

  The Plan will be administered by a committee (the "Committee") of the Board of Directors (the "Board of Directors" or the "Board") of the Company. The Committee shall consist of at least two directors, each of whom shall be a "Non-Employee Director" within the meaning of Rule 16b-3 under the Securities Exchange Act of 1934, as amended (the "Exchange Act"). A majority of the members of the Committee shall constitute a quorum, and all determinations of the Committee shall be made by a majority of its members. Any determination of the Committee under the Plan may be made without notice or meeting of the Committee by a writing signed by a majority of the Committee members.

  The Committee will have authority, not inconsistent with the express provisions of the Plan and in addition to other authority granted under the Plan, to: (a) grant Awards at such time or times as it may choose; (b) determine the size of each Award, including the number of shares of Stock subject to the Award; (c) determine the type or types of each Award; (d) determine the terms and conditions of each Award; (e) waive compliance by the holder of an award (as defined below) with any obligations to be performed by such holder under the Award and waive any term or condition of an Award; (f) amend or cancel an existing Award in whole or in part (and if an Award is canceled, grant another Award in its place on such terms as the Committee shall specify), except that the Committee may not, without the consent of the holder of an Award, take any action under this clause with respect to such Award if such action would adversely affect the rights of such holder; (g) prescribe the form or forms of instruments that are required or deemed appropriate under the Plan, including any written notices and elections required of Participants, and change such forms from time to time; (h) adopt, amend and rescind rules and regulations for the administration of the Plan; and (i) interpret the Plan and decide any questions and settle all controversies and disputes that may arise in connection with the Plan. Such determinations and actions of the Committee, and all other determinations and actions of the Committee made or taken under authority granted by any provision of the Plan, shall be conclusive and shall bind all parties. Nothing in this paragraph shall be construed as limiting the power of the Committee to make adjustments under Section 7.3 or Section 8.6.

3. EFFECTIVE DATE AND TERM OF PLAN

  The Plan shall become effective on the date on which it is approved by the stockholders of the Company.

  No Award may be granted under the Plan after the tenth anniversary of the approval of the Plan by the stockholders of the Company, but Awards previously granted may extend beyond that date.

4. SHARES SUBJECT TO THE PLAN

  Subject to adjustment as provided in Section 8.6 below, the maximum aggregate number of shares of Stock that may be delivered under the Plan is 1,500,000. If any Award requiring exercise by the Participant for delivery of Stock terminates without having been exercised in full, or if any Award payable in Stock or cash is satisfied in cash rather than Stock, the number of shares of Stock as to which such Award was not exercised or for which cash was substituted shall be available for future grants.

  Stock delivered under the Plan may be either authorized but unissued Stock or previously issued Stock acquired by the Company and held in treasury. No fractional shares of Stock may be delivered under the Plan.

  Subject to Section 8.6(a): (i) the maximum aggregate number of shares of Stock as to which Options may be granted under the Plan to any Participant during any calendar year is 1,000,000; (ii) the maximum aggregate number of shares of Stock as to which Stock Appreciation Rights may be granted under the Plan to any participant during any calendar year is 1,000,000; and (iii) the maximum aggregate number of shares of Stock as to which Restricted Stock Awards may be granted under the Plan is 100,000. For purposes of this paragraph, except as otherwise provided in regulations or other guidelines issued under Section 162(m) of the Internal Revenue Code of 1986, as amended (the "Code"), any repricing of an Option or Stock Appreciation Right shall be treated as a new grant and shall count against the applicable limit set forth in this paragraph.

5. ELIGIBILITY AND PARTICIPATION

  Those eligible to receive Awards under the Plan ("Participants") are employees of the Company or any of its subsidiaries who are identified from time to time by the Board of Directors as executive officers of the Company. A "subsidiary" for purposes of the Plan shall be a corporation in which the Company owns, directly or indirectly, stock possessing 50% or more of the total combined voting power of all classes of stock. A "parent" of another corporation for purposes of the Plan shall be any corporation which owns, directly or indirectly, stock possessing 50% or more of total combined voting power of all classes of stock of such other corporation.

6. TYPES OF AWARDS

  6.1. OPTIONS.

  (A) NATURE OF OPTIONS. An Option is an Award entitling the holder on exercise thereof to purchase Stock at a specified exercise price.

  Both "incentive stock options," as defined in Section 422 of the Code (any Option intended to qualify as an incentive stock option being hereinafter referred to as an "ISO"), and Options that are not incentive stock options, may be granted under the Plan.

  (B) EXERCISE PRICE. The exercise price of an Option shall be determined by the Committee subject to the following:

    (1) The exercise price of an ISO shall not be less than 100% (110% in the case of an ISO granted to a ten-percent shareholder) of the fair market value of the Stock subject to the Option, determined as of the time the Option is granted. A "ten-percent shareholder" is any person who at the time of grant owns, directly or indirectly, or is deemed to own by reason of the attribution rules of Section 424(d) of the Code, stock possessing more than 10% of the total combined voting power of all classes of stock of the Company or of any of its subsidiaries.

    (2) In no case may the exercise price paid for Stock which is part of an original issue of authorized Stock be less than the par value per share of the Stock.

    (3) The Committee may reduce the exercise price of an Option at any time after the time of grant, but in the case of an Option originally awarded as an ISO, only with the consent of the Participant.

  (C) DURATION OF OPTIONS. The latest date on which an Option may be exercised shall be the tenth anniversary (fifth anniversary, in the case of an ISO granted to a ten-percent shareholder) of the day immediately preceding the date the Option was granted, or such earlier date as may have been specified by the Committee at the time the Option was granted.

  (D) EXERCISE OF OPTIONS. Options granted under any single Award shall become exercisable at such time or times, and on such conditions, as the Committee may specify; provided, however, that if the Committee does not so specify, 25% of the shares subject to the Award may be purchased commencing one year after the date of grant, and an additional 25% of such shares may be purchased commencing on the second, third and fourth anniversaries of the date of grant. The Committee may at any time and from time to time (i) accelerate the time at which all or any part of an Option may be exercised, (ii) provide for the acceleration of the exercisability of an option upon the occurrence of certain events, and (iii) extend the time by which an Option must be exercised (e.g., following death or termination) up to the latest date by which such Option could have been exercised without regard to Section 7; provided, that an extension of an ISO under (iii) shall not be effective without the consent of the holder of the ISO.

  Any exercise of an Option must be in writing, signed by the proper person and delivered or mailed to the Company, accompanied by (1) any documents required by the Committee and (2) payment in full in accordance with paragraph
(e) below for the number of shares for which the Option is exercised.

  (E) PAYMENT FOR STOCK. Stock purchased on exercise of an Option must be paid for as follows: (1) in cash or by check (acceptable to the Company in accordance with guidelines established for this purpose), bank draft or money order payable to the order of the Company or (2) if so permitted by the instrument evidencing the Option (or in the case of an Option which is not an ISO, by the Committee at or after grant of the Option), (i) through the delivery of shares of Stock which have been outstanding for at least six months (unless the Committee expressly approves a shorter period) and which have a fair market value on the last business day preceding the date of exercise equal to the exercise price, or (ii) by delivery of a promissory note of the Option holder to the Company, payable on such terms as are specified by the Committee, or (iii) by delivery of an unconditional and irrevocable undertaking by a broker to deliver promptly to the Company sufficient funds to pay the exercise price, or (iv) by any combination of the foregoing permissible forms of payment; provided, that if the Stock delivered upon exercise of the Option is an original issue of authorized Stock, at least so much of the exercise price as represents the par value of such Stock must be paid other than by the Option holder's promissory note or personal check.

  (F) FAIR MARKET VALUE. For all purposes under this Plan, "fair market value" shall mean with respect to the Common Stock and at any date, (i) the reported closing price of such stock on the Nasdaq National Market or New York Stock Exchange or other established stock exchange on such date, or if no sale of such stock shall have been made on the Nasdaq National Market or such an exchange on that date, on the preceding date on which there was such a sale,
(ii) if such stock is not then quoted on the Nasdaq National Market and is not then listed on such an exchange, the average of the closing bid and asked prices per share for such stock in the over-the-counter market as quoted on the National Association of Securities Dealers, Inc. Automated Quotation System ("NASDAQ") on such date, or (iii) if such stock is not then listed on such an exchange or quoted on NASDAQ or the Nasdaq National Market, an amount determined in good faith by the Committee in its sole discretion.

  6.2. STOCK APPRECIATION RIGHTS.

  (A) NATURE OF STOCK APPRECIATION RIGHTS. A Stock Appreciation Right ("SAR") is an Award entitling the holder on exercise of the Right to receive an amount, in cash or Stock or a combination thereof (such form to be determined by the Committee), determined in whole or in part by reference to appreciation in Stock value.

  In general, a Stock Appreciation Right entitles the Participant to receive, with respect to each share of Stock as to which the Right is exercised, the excess of the share's fair market value on the date of exercise over its fair market value on the date the Right was granted.

  (B) GRANT OF STOCK APPRECIATION RIGHTS. Stock Appreciation Rights may be granted only in tandem with Options granted under the Plan. A Stock Appreciation Right granted in tandem with an Option which is not an ISO may be granted either at or after the time the Option is granted. A Stock Appreciation Right granted in tandem with an ISO may be granted only at the time the Option is granted.

  (C) RULES APPLICABLE TO SAR AWARDS.

    (1) The Stock Appreciation Right shall be exercisable only at such time or times, and to the extent, that the related Option is exercisable and shall be exercisable in accordance with the procedure required for exercise of the related Option.

    (2) The Stock Appreciation Right shall terminate and no longer be exercisable upon the termination or exercise of the related Option, except that a Stock Appreciation Right granted with respect to less than the full number of shares covered by an Option will not be reduced until the number of shares as to which the related Option has been exercised or has terminated exceeds the number of shares not covered by the Stock Appreciation Right.

    (3) The Option shall terminate and no longer be exercisable upon the exercise of the related Stock Appreciation Right.

    (4) The Stock Appreciation Right shall be transferable only with the related Option.

    (5) A Stock Appreciation Right granted in tandem with an ISO may be exercised only when the fair market value of the Stock subject to the Option exceeds the exercise price of such Option.

  6.3. RESTRICTED AND UNRESTRICTED STOCK.

  (A) NATURE OF RESTRICTED STOCK AWARD. A Restricted Stock Award entitles the holder to acquire, for a purchase price specified by the Committee (but in no event less than par value), shares of Stock subject to the restrictions described in paragraph (d) below ("Restricted Stock").

  (B) ACCEPTANCE OF AWARD. A Participant who is granted a Restricted Stock Award will have no rights with respect to such Award unless the Participant accepts the Award by written instrument delivered or mailed to the Company accompanied by payment in full of the specified purchase price of the shares covered by the Award. Payment may be by certified or bank check or other instrument acceptable to the Committee.

  (C) RIGHTS AS A STOCKHOLDER. A Participant who receives Restricted Stock shall have all the rights of a stockholder with respect to the Stock, including voting and dividend rights, subject to the restrictions described in paragraph (d) below and any other conditions imposed by the Committee at the time of grant. Unless the Committee otherwise determines, certificates evidencing shares of Restricted Stock shall remain in the possession of the Company until such shares are free of all restrictions under the Plan.

  (D) RESTRICTIONS. Except as otherwise specifically provided by the Plan, Restricted Stock may not be sold, assigned, transferred, pledged or otherwise encumbered or disposed of, and if the Participant dies or otherwise suffers a Status Change (as defined in Section 7.2(a) below) for any reason, must be offered to the Company for purchase at the price originally paid for the Stock. These restrictions shall lapse at such time or times, and on such conditions, as the Committee may specify. The Committee may at any time accelerate the time at which the restrictions on all or any part of the shares of Restricted Stock shall lapse. Upon lapse of all restrictions, Stock shall cease to be restricted for purposes of the Plan.

  (E) NOTICE OF ELECTION. Any Participant making an election under Section 83(b) of the Code with respect to Restricted Stock must provide a copy thereof to the Company within 10 days of the filing of such election with the Internal Revenue Service.

  (F) OTHER AWARDS SETTLED WITH RESTRICTED STOCK. The Committee may, at the time any Award described in this Section 6 is granted, provide that any or all the Stock delivered pursuant to the Award will be Restricted Stock.

  (G) UNRESTRICTED STOCK. The Committee may, in its sole discretion, approve the sale to any Participant of shares of Stock free of restrictions under the Plan for a price which is not less than the par value of the Stock.

7. EVENTS AFFECTING OUTSTANDING AWARDS

 7.1. DEATH.

  If a Participant dies, the following shall apply:

    (a) All Options and Stock Appreciation Rights held by the Participant immediately prior to death, to the extent then exercisable, may be exercised by the Participant's executor or administrator or the person or persons to whom the Option or Right is transferred by will or the applicable laws of descent and distribution, at any time within the one-year period ending with the first anniversary of the Participant's death (or such shorter or longer period as the Committee may determine at any time), and shall terminate on the last day of such period. In no event, however, shall an Option or Stock Appreciation Right remain exercisable beyond the latest date on which it could have been exercised without regard to this Section 7. Except as otherwise determined by the Committee, all Options and Stock Appreciation Rights held by a Participant immediately prior to death that are not then exercisable shall terminate at death.

    (b) Except as otherwise determined by the Committee, all Restricted Stock held by the Participant must be transferred to the Company upon the Participant's death (and, in the event the certificates representing such Restricted Stock are held by the Company, such Restricted Stock shall be deemed to be so transferred at such time without any further action by the Participant) in accordance with Section 6.3(d) above.

 7.2. TERMINATION OF SERVICE (OTHER THAN BY DEATH).

  If a Participant ceases to be an Employee for any reason other than death (such termination of the employment relationship being hereinafter referred to as a "Status Change"), the following shall apply:

    (a) Except as otherwise determined by the Committee, all Options and Stock Appreciation Rights held by the Participant that were not exercisable immediately prior to the Status Change shall terminate at the time of the Status Change. Any Options or SARs that were exercisable immediately prior to the Status Change shall continue to be exercisable for a period of three months following the date of such Status Change (or such longer period as the Committee may determine at any time), and shall terminate on the last day of such period, unless the Award provides by its terms for immediate termination in the event of a Status Change or unless the Status Change results from a termination for cause as determined by the Committee in its sole discretion, provided, however, if such Status Change results from the Participant's permanent and total disability, such three-month period shall be increased to a one-year period. In no event, however, shall an Option or Stock Appreciation Right remain exercisable beyond the latest date on which it could have been exercised without regard to this Section 7. For purposes of this paragraph, a Status Change shall not be deemed to have resulted by reason of (i) a bona fide leave of absence approved for purposes of the Plan by the Committee, or (ii) a transfer of employment between the Company and a subsidiary or between subsidiaries, or to the employment of a corporation (or a parent or subsidiary corporation of such corporation) issuing or assuming an option in a transaction to which Section 424(a) of the Code applies.

    (b) Except as otherwise determined by the Committee, all Restricted Stock held by the Participant at the time of the Status Change must be transferred to the Company (and, in the event the certificates representing such Restricted Stock are held by the Company, such Restricted Stock shall be deemed to be so transferred at such time without any further action by the Participant) in accordance with Section 6.3 above.

 7.3. CERTAIN CORPORATE TRANSACTIONS.

  Upon the dissolution or liquidation of the Company, or upon a reorganization, merger or consolidation of the Company as a result of which the outstanding securities of the class then subject to options hereunder are changed into or exchanged for cash or property or securities not of the Company's issue, or upon a sale of substantially all the property of the Company to, or the acquisition of stock representing more than eighty percent (80%) of the voting power of the stock of the Company then outstanding by, another corporation or person, the Plan shall terminate, and all options theretofore granted hereunder shall terminate, unless provision be made in writing in connection with such transaction for the continuance of the Plan and/or for the assumption of options theretofore granted, or the substitution for such options of options covering the stock of a successor employer corporation, or a parent or a subsidiary thereof, with appropriate adjustments as to the number and kind of shares and prices, in which event the Plan and options theretofore granted shall continue in the manner and under the terms so provided. If the Plan and unexercised options shall terminate pursuant to the foregoing sentence, all persons entitled to exercise any unexercised portions of options then outstanding shall have the right, at such time prior to the consummation of the transaction causing such termination as the Company shall designate, to exercise the unexercised portions of their options, including the portions thereof which would, but for this Section 7.3, not yet be exercisable.

8. GENERAL PROVISIONS

 8.1. DOCUMENTATION OF AWARDS.

  Awards will be evidenced by such written instruments, if any, as may be prescribed by the Committee from time to time. Such instruments may be in the form of agreements to be executed by both the Participant and the Company, or certificates, letters or similar instruments, which need not be executed by the Participant but acceptance of which shall evidence agreement by the Participant to the terms thereof.

 8.2. RIGHTS AS A STOCKHOLDER, DIVIDEND EQUIVALENTS.

  Except as specifically provided by the Plan, the receipt of an Award shall not give a Participant any rights as a stockholder; the Participant will obtain such rights, subject to any limitations imposed by the Plan or the instrument evidencing the Award, upon actual receipt of the Stock issued under the Award. However, the Committee may, on such conditions as it deems appropriate, provide that a Participant will receive a benefit in lieu of cash dividends that would have been payable on any or all Stock subject to the Participant's Award had such Stock been outstanding from the date of grant of the Award. Without limitation, the Committee may provide for payment to the Participant of amounts representing such dividends, either currently or in the future, or for investment of such amounts on behalf of the Participant.

 8.3. CONDITIONS ON DELIVERY OF STOCK.

  The Company will not be obligated to deliver any shares of Stock pursuant to the Plan or to remove restrictions from shares previously delivered under the Plan (i) until all conditions of the applicable Award have been satisfied or removed, (ii) until, in the opinion of the Company's counsel, all applicable federal and state laws and regulations have been complied with, (iii) if the outstanding Stock is at the time listed on any stock exchange or the Nasdaq National Market System, until the shares to be delivered have been listed or authorized to be listed on such exchange or such System upon official notice of issuance, and (iv) until all other legal matters in connection with the issuance and delivery of such shares have been approved by the Company's counsel. If the sale of Stock issuable under the Plan has not been registered under the Securities Act of 1933, as amended, the Company may require, as a condition to exercise of the Award, such representations or agreements as counsel for the Company may consider appropriate to avoid violation of such Act and may require that the certificates evidencing such Stock bear an appropriate legend restricting transfer.

  If an Award is exercised by the Participant's legal representative, the Company shall be under no obligation to deliver Stock pursuant to such exercise until the Company is satisfied as to the authority of such representative.

 8.4. TAX WITHHOLDING.

  The Company shall withhold from any cash payment made pursuant to an Award an amount sufficient to satisfy all federal, state and local withholding tax requirements (the "withholding requirements").

  In the case of an Award pursuant to which Stock may be delivered, the Committee shall have the right to require that the Participant or other appropriate person remit to the Company an amount sufficient to satisfy the withholding requirements, or make other arrangements satisfactory to the Committee with regard to such requirements, prior to the delivery of any Stock. If and to the extent that such withholding is required, the Committee may permit the Participant or such other person to elect at such time and in such manner as the Committee provides to have the Company hold back from the shares to be delivered, or to deliver to the Company, shares of Stock having a value calculated to satisfy the withholding requirement.

  If at the time an ISO is exercised, the Committee determines that the Company could be liable for withholding requirements with respect to a disposition of any of the shares of Stock received upon exercise, the Committee may require as a condition of exercise that the person exercising the ISO agree (i) to inform the Company promptly of any disposition (within the meaning of Section 424(c) of the Code) of Stock received upon exercise, and (ii) to give such security as the Committee deems adequate to meet the potential liability of the Company for the withholding requirements and to augment such security from time to time in any amount reasonably deemed necessary by the Committee to preserve the adequacy of such security.

 8.5. NONTRANSFERABILITY OF AWARDS.

  No Award (other than an Award in the form of an outright transfer of cash or Unrestricted Stock) may be transferred other than by will or by the laws of descent and distribution, and during a Participant's lifetime an Award requiring exercise may be exercised only by him or her (or in the event of the Participant's incapacity, the person or persons legally appointed to act on the Participant's behalf).

 8.6. ADJUSTMENTS IN THE EVENT OF CERTAIN TRANSACTIONS.

  (a) In the event of a stock dividend, stock split or combination of shares, recapitalization or other change in the Company's capitalization, or other distribution to common stockholders other than normal cash dividends, after the effective date of the Plan, the Committee shall make any appropriate adjustments to the maximum number of shares that may be delivered under the Plan under Section 4 above.

  (b) In any event referred to in paragraph (a) of this Section 8.5, the Committee shall also make any appropriate adjustments to the number and kind of shares of stock or securities with respect to which Awards are then outstanding or subsequently granted, any exercise prices relating to Awards and any other provision of Awards affected by such change. The Committee may also make such adjustments to take into account material changes in law or in accounting practices or principles, mergers, consolidations, acquisitions, dispositions or similar corporate transactions, or any other event, if it is determined by the Committee that adjustments are appropriate to avoid distortion in the operation of the Plan.

  (c) In the case of ISOs, or for purposes of making adjustments to the per-Participant limits set forth in the third paragraph of Section 4, the adjustments described above in this Section 8.6 shall be made only to the extent consistent with continued qualification of the option under Section 422 of the Code (in the case of an ISO) or the rules under Section 162(m) of the Code (in the case of the limitations set forth in the third paragraph of Section 4).

 8.7. EMPLOYMENT RIGHTS, ETC.

  Neither the adoption of the Plan nor the grant of Awards shall confer upon any person any right to continued retention by the Company or any subsidiary as an Employee or otherwise, or affect in any way the right of the Company or any subsidiary to terminate an employment relationship. Except as specifically provided by the Committee in any particular case, the loss of existing or potential profit in Awards granted under the Plan will not constitute an element of damages in the event of termination of an employment relationship even if the termination is in violation of an obligation of the Company to the Participant.

 8.8. DEFERRAL OF PAYMENTS.

  The Committee may agree at any time, upon request of the Participant, to defer the date on which any payment under an Award will be made.

 8.9. PAST SERVICES AS CONSIDERATION.

  Where a Participant purchases Stock under an Award for a price equal to the par value of the Stock, the Committee may determine that such price has been satisfied by past services rendered by the Participant.

9. EFFECT, AMENDMENT, SUSPENSION AND TERMINATION

  Neither adoption of the Plan nor the grant of Awards to a Participant shall affect the Company's right to grant to such Participant awards that are not subject to the Plan, to issue to such Participant Stock as a bonus or otherwise, or to adopt other plans or arrangements under which Stock may be issued to Employees.

  The Company may at any time or times amend the Plan or any outstanding Award for any purpose which may at the time be permitted by law, or may at any time terminate or suspend the Plan as to any further grants of any or all types of Awards, provided that (except to the extent expressly required or permitted by the Plan) no such amendment will, without the approval of the stockholders of the Company, effectuate a change for which stockholder approval is required
(i) in order for the Plan to continue to qualify (A) for the award of ISOs under Section 422 of the Code, or (B) for the award of performance-based compensation under Section 162(m) of the Code or (ii) by the rules of the National Association of Securities Dealers, Inc. applicable to the Company.

                               FTP SOFTWARE, INC.
                  SPECIAL MEETING IN LIEU OF ANNUAL MEETING OF
                       STOCKHOLDERS OF FTP SOFTWARE, INC.
                                AUGUST 22,  1996

              PROXY SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

The undersigned hereby constitutes and appoints Douglas F. Flood, John J. Warnock, Jr. and Karen A. Wharton, and each of them singly, with full power of substitution, as proxies to vote and act at the FTP Software, Inc. Special Meeting in Lieu of the 1996 Annual Meeting of Stockholders to be held on August 22, 1996 at 10:00 a.m. and at any and all postponements and adjournments thereof (the "Meeting"), upon and with respect to the number of shares of common stock of FTP Software, Inc., $.01 par value per share, as to which the undersigned may be entitled to vote or act. The undersigned instructs such proxies, or their substitutes, to vote in such manner as they may determine on any matters which may come before the Meeting, all as indicated in the accompanying Notice of Special Meeting in Lieu of Annual Meeting and Proxy Statement, and to vote on the proposals listed on the reverse side hereof as specified by the undersigned on the reverse side. All proxies heretofore given by the undersigned in respect of the Meeting are hereby revoked.

UNLESS OTHERWISE SPECIFIED IN THE BOXES PROVIDED ON THE REVERSE SIDE HEREOF, THIS PROXY WILL BE VOTED IN FAVOR OF ALL NOMINEES FOR DIRECTORS, IN FAVOR OF THE PROPOSAL TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF COMMON STOCK TO 100 MILLION, IN FAVOR OF THE PROPOSAL TO APPROVE THE FTP SOFTWARE, INC. 1996 EXECUTIVE EQUITY INCENTIVE PLAN, AND IN THE DISCRETION OF THE NAMED PROXIES AS TO ANY OTHER MATTER THAT MAY COME BEFORE THE MEETING OR ANY POSTPONEMENT OR ADJOURNMENT THEREOF.

    PLEASE VOTE, DATE AND SIGN ON OTHER SIDE AND RETURN PROMPTLY IN ENCLOSED
                                   ENVELOPE.

Please sign exactly as name(s) appears hereon. Joint owners should each sign. If a corporation, sign in full corporate name by president or authorized officer. If a partnership, sign in partnership name by authorized person. When signing as attorney, executor, administrator, trustee, or guardian, please give your full title as such.

HAS YOUR ADDRESS CHANGED?

______________________________________________________________________________

______________________________________________________________________________

______________________________________________________________________________

/X/  PLEASE MARK VOTES
     AS IN THIS EXAMPLE

  The Board of Directors
   recommends votes FOR.
                    ---

The shares represented by this proxy, if properly executed, will be voted in accordance with the instructions appearing herein. IN THE ABSENCE OF SPECIFIC INSTRUCTIONS, THE SHARES REPRESENTED BY THIS PROXY, IF PROPERLY EXECUTED, WILL BE VOTED FOR PROPOSALS 1, 2 AND 3 AND IN ACCORDANCE WITH THE DISCRETION OF THE
         ---
PERSON VOTING THE PROXY WITH RESPECT TO ANY OTHER BUSINESS PROPERLY BEFORE THE MEETING.

Receipt of the Notice of Special Meeting in Lieu of Annual Meeting of Stockholders and the Proxy Statement dated July 26, 1996 relating to the Meeting is hereby acknowledged.

RECORD DATE SHARES:

1. Election of the following nominees as Class III Directors:

                                                              For All
                                       For      Withhold      Except
                                           /  /       /  /         /  /
Vinton G. Cerf
Glenn C. Hazard
Louise A. Mathews

If you wish to withhold your vote
for any individual nominee, mark
the "For All Except" box and
strike a line through that
nominee's name.

2. Proposal to increase the number of authorized shares of Common Stock to 100 million.
                                       For       Against      Abstain
                                       /  /       /  /         /  /

3. Proposal to approve the FTP Software, Inc. 1996 Executive Equity Incentive Plan.

                                       For       Against      Abstain
                                       /  /       /  /         /  /


Please be sure to sign and date this proxy    Date _________________________


____________________________________________________________________________
Stockholder sign here                   Co-owner sign here

                                       Mark box at right if address change / / has been noted on the reverse side of this card.

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

DETACH CARD                                            DETACH CARD


Dear Stockholder:

Please take note of the important information enclosed with this proxy card.

Your vote counts, and you are strongly encouraged to exercise your right to vote your shares.

Please mark the boxes on this proxy card to indicate how your shares shall be voted. Then sign the card, detach it and return it in the enclosed postage paid envelope.

Your vote must be received prior to the Special Meeting in Lieu of Annual Meeting of Stockholders, August 22, 1996. Whether or not you plan to be personally present at the meeting, please complete, date and sign the enclosed proxy and return it promptly in the enclosed envelope. If you later desire to revoke your proxy, you may do so at any time before it is exercised.

Thank you in advance for your prompt consideration.

Sincerely,


FTP Software, Inc.